Trust Preferred Securities Textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 trust	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Three-month LIBOR, plus 3.58%, Maturity Jul 2031 [Member]		Dec. 31, 2012 Three-month LIBOR, plus 3.58%, Maturity Jul 2031 [Member]		Jan. 31, 2011 Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037 [Member]	Dec. 31, 2013 Fixed at 10.25%, Maturity Jul 2031 [Member]	Dec. 31, 2012 Fixed at 10.25%, Maturity Jul 2031 [Member]	Dec. 31, 2013 Three-month LIBOR, plus 1.99%, Maturity Jan 2035 [Member]	Dec. 31, 2012 Three-month LIBOR, plus 1.99%, Maturity Jan 2035 [Member]	Dec. 31, 2013 Fixed at 6.40% to Aug 2015, Thereafter, Three-month LIBOR, plus 1.80%, Maturity Aug 2035 [Member] [Member]	Dec. 31, 2012 Fixed at 6.40% to Aug 2015, Thereafter, Three-month LIBOR, plus 1.80%, Maturity Aug 2035 [Member] [Member]	Dec. 31, 2013 Fixed at 6.08% to Nov 2015, Thereafter, Three-month LIBOR, plus 1.49%, Maturity Nov 2035 [Member]	Dec. 31, 2012 Fixed at 6.08% to Nov 2015, Thereafter, Three-month LIBOR, plus 1.49%, Maturity Nov 2035 [Member]	Dec. 31, 2013 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036 [Member]	Dec. 31, 2012 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036 [Member]	Dec. 31, 2013 Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037 [Member]	Dec. 31, 2012 Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037 [Member]	Dec. 31, 2013 Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037 [Member]	Dec. 31, 2012 Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037 [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Number of Unconsolidated Trusts		8
Junior Subordinated Notes		$ 103,750	$ 103,750		$ 15,000	[1]	$ 15,000	[1]		$ 15,000	$ 15,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 15,750	$ 15,750	$ 15,000	$ 15,000	$ 13,000	$ 13,000
Payments for Repurchase of Trust Preferred Securities									10,000
Gains (Losses) on Extinguishment of Debt	36,031								4,400
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring									293
Interest Expense, Trust Preferred Securities		$ 6,584	$ 6,006	$ 6,641
Debt Instrument, Payment Terms					For all other trust preferred securities listed above, interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods.					For the first trust preferred security listed above (July 2031 maturity, 10.25% fixed, $15,000 principal amount outstanding), interest is payable semi-annually and may be deferred at any time at the election of the Company for up to 10 consecutive semiannual periods.		For all other trust preferred securities listed above, interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods.		For all other trust preferred securities listed above, interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods.		For all other trust preferred securities listed above, interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods.		For all other trust preferred securities listed above, interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods.		For all other trust preferred securities listed above, interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods.		For all other trust preferred securities listed above, interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods.

[1]	(1) London Interbank Offered Rate